UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-4870

General New York Municipal Money Market Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	5/31/11

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FORM N-CSR

Item 1.      Reports to Stockholders.

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
14	Statement of Assets and Liabilities
15	Statement of Operations
16	Statement of Changes in Net Assets
17	Financial Highlights
19	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

General New York
Municipal Money Market Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for General NewYork Municipal Money Market Fund, covering the six-month period from December 1, 2010, through May 31, 2011. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The U.S. economy appears to have hit a soft patch in the spring of 2011 after accelerating over the second half of 2010. Disappointing labor, housing and manufacturing data have come at a time of higher energy prices and some tightening of monetary policy in global markets. In our view, the current slowdown should be relatively brief as the world recovers from the supply shocks created by weather impacts on food production, the decline in Libyan oil exports and supply-chain disruptions stemming from Japan’s natural and nuclear disasters.Yields of money market instruments remained near zero percent in this choppy economic environment, as the Federal Reserve Board maintained its aggressively accommodative policy stance.

We remain optimistic as the U.S. economy moves through the middle stages of its cycle. Indeed, global macroeconomic policy generally has remained stimulative despite the recent efforts of some central banks to forestall inflationary pressures. We continue to expect sustainable economic growth, a rising but volatile uptrend in inflation and an improving U.S. labor market in the months ahead.As always, to determine how these forces may affect your investments, we urge you to talk regularly with your financial advisor.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation

June 15, 2011

DISCUSSION OF FUND PERFORMANCE

For the period of December 1, 2010, through May 31, 2011, as provided by Joseph Irace, Senior Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended May 31, 2011, General New York Municipal Money Market Fund’s Class A and Class B shares produced annualized yields of 0.00% and 0.00%, respectively.Taking into account the effects of compounding, the fund’s Class A and Class B shares produced annualized effective yields of 0.00% and 0.00%, respectively.1

Although investors grew more optimistic about the economy early in the reporting period and yields of longer-term municipal bonds climbed, yields of short-term municipal money market instruments remained anchored near zero percent by a historically low federal funds rate.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal, New York state and NewYork city personal income taxes, to the extent consistent with the preservation of capital and the maintenance of liquidity.

In pursuing this objective, we employ two primary strategies. First, we normally attempt to add value by constructing a diverse portfolio of high-quality, municipal money market instruments that provide income exempt from federal, New York state and New York city personal income taxes. Second, we actively manage the fund’s average maturity based on our anticipation of supply-and-demand changes in New York’s short-term municipal marketplace.

For example, if we expect an increase in short-term supply, we may decrease the average maturity of the fund, which could enable us to take advantage of opportunities when short-term supply increases. Yields generally tend to rise when there is an increase in new-issue supply competing for investor interest. New securities, which are generally issued with maturities in the one-year range, may in turn lengthen the fund’s average maturity if purchased. If we anticipate limited new-issue

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

supply, we may then look to extend the fund’s average maturity to maintain then-current yields for as long as we believe practical. In addition, we try to maintain an average maturity that reflects our view of short-term interest-rate trends and future supply-and-demand considerations.

Low Yields Persisted Despite a Stronger Economic Recovery

The reporting period began during an upturn in economic sentiment sparked by a new quantitative easing program from the Federal Reserve Board (the “Fed”). Greater economic optimism also was reinforced by improved hiring activity and greater consumer spending. Indeed, the U.S. Department of Commerce estimated that U.S. GDP expanded at a 3.1% annualized rate during the fourth quarter of 2010, up from 2.6% during the third quarter. Expectations of continued economic growth and related inflation fears in 2011 drove yields of longer-term U.S. Treasury securities and highly rated municipal bonds higher.

Many analysts were surprised by a lower-than-expected estimate of 1.8% annualized GDP growth for the first quarter of 2011, and surging energy prices added to their economic concerns. Nonetheless, the Fed maintained an aggressively accommodative policy stance, leaving the overnight federal funds rate in a range between 0% and 0.25%. Consequently, tax-exempt money market instruments continued to offer yields of little more than zero percent through the reporting period’s end.

The supply of newly issued municipal money market instruments remained ample in December 2010, and the expiration of the Build America Bonds program at the end of the year had relatively little impact on issuance volumes during the first five months of 2011. Meanwhile, demand for municipal money market instruments remained robust as individuals sought to shelter income from rising state taxes and institutional investors searched for alternatives to taxable money market instruments.

Like most states and municipalities, New York reduced spending to address its budget deficit during the reporting period.Although tax revenues remain below prerecession levels, receipts have trended up over the past year, and we believe that well-publicized concerns regarding potential municipal defaults have been overstated. In addition, several banks have initiated programs providing municipal issuers with credit, a positive development that appears likely to continue.

Focus on Liquidity and Capital Preservation

We have maintained a conservative investment posture, emphasizing direct, high-quality municipal obligations and commercial paper that were deemed creditworthy by our analysts.We also favored instruments backed by pledged tax appropriations or dedicated revenues.We generally shied away from general obligation debt issued by localities that depend heavily on state aid. Finally, we maintained the fund’s weighted average maturity in a range that was roughly in line with industry averages, as it has made little sense to us to incur the interest-rate risks that longer-dated instruments typically entail.

Increased Supply Could Lift Yields

Despite ongoing signs of economic recovery and higher commodity prices, the Fed is expected to keep short-term interest rates at current low levels.Therefore, we believe the prudent course continues to be an emphasis on preservation of capital and liquidity. However, we expect the supply of newly issued tax-exempt money market instruments to increase later in 2011, which could put upward pressure on yields.

June 15, 2011

An investment in the fund is not insured or guaranteed by the FDIC or any other government
agency.Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Short-term municipal securities holdings involve credit and liquidity risks and risk of principal loss.
1	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes for non-NewYork residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.Yields provided for the fund’s Class A and Class B shares reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to a voluntary undertaking that may be extended, terminated or modified at any time. Had these expenses not been absorbed, fund yields would have been lower.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in General New York Municipal Money Market Fund from December 1, 2010 to May 31, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2011
	Class A	Class B
Expenses paid per $1,000†	$ 1.99	$ 1.99
Ending value (after expenses)	$1,000.00	$1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2011
	Class A	Class B
Expenses paid per $1,000†	$ 2.02	$ 2.02
Ending value (after expenses)	$1,022.94	$1,022.94

† Expenses are equal to the fund’s annualized expense ratio of .40% for Class A and .40% for Class B, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
May 31, 2011 (Unaudited)

Short-Term	Coupon	Maturity	Principal
Investments—89.7%	Rate (%)	Date	Amount ($)		Value ($)
Albany Industrial Development
Agency, Civic Facility Revenue
(The College of Saint Rose
Project) (LOC; Bank of America)	0.17	6/1/11	1,660,000	[a]	1,660,000
Albany Industrial Development
Agency, IDR (Davies Office
Refurbishing, Inc. Project)
(LOC; HSBC Bank USA)	0.35	6/7/11	1,660,000	[a]	1,660,000
Albany Industrial Development
Agency, IDR (Davies Office
Refurbishing, Inc. Project)
(LOC; HSBC Bank USA)	0.40	6/7/11	825,000	[a]	825,000
Elmira City School District,
GO Notes, BAN	1.50	6/30/11	3,600,000		3,600,990
Elmira City School District,
GO Notes, BAN	1.75	2/15/12	8,780,000		8,816,637
Erie County Industrial Development
Agency, IDR (Hydro-Air
Components Inc. Project)
(LOC; HSBC Bank USA)	0.30	6/7/11	4,085,000	[a]	4,085,000
Erie County Industrial Development
Agency, IDR (Luminescent
Systems, Inc. Project)
(LOC; HSBC Bank USA)	0.30	6/7/11	5,740,000	[a]	5,740,000
Evans,
GO Notes, BAN	1.25	10/6/11	1,000,000		1,000,685
Forestville Central School
District, GO Notes, BAN	2.00	7/14/11	1,900,000		1,901,924
Fort Ann,
GO Notes, BAN	1.50	8/26/11	3,259,000		3,261,657
Hempstead Industrial Development
Agency, IDR, Refunding
(Trigen-Nassau Energy
Corporation) (LOC;
Societe Generale)	0.23	6/7/11	5,200,000	[a]	5,200,000
JPMorgan Chase Putter/Drivers
Trust (New York City
Transitional Finance
Authority, Future Tax Secured
Revenue, Refunding) (Liquidity
Facility; JPMorgan Chase Bank)	0.15	6/1/11	21,000,000	[a,b]	21,000,000

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Metropolitan Transportation
Authority, Transportation
Revenue, Refunding (Insured;
Assured Guaranty Municipal
Corp. and Liquidity Facility;
Westdeutsche Landesbank)	0.30	6/7/11	13,360,000	[a]	13,360,000
Nassau County Industrial
Development Agency, Housing
Revenue (Rockville Centre
Housing Associates, L.P.
Project) (LOC; M&T Trust)	0.28	6/7/11	5,510,000	[a]	5,510,000
New York City,
GO Notes (LOC; Bank of America)	0.19	6/7/11	13,100,000	[a]	13,100,000
New York City,
GO Notes (LOC; Bayerische
Landesbank)	0.14	6/1/11	11,100,000	[a]	11,100,000
New York City,
GO Notes (LOC; JPMorgan
Chase Bank)	0.11	6/1/11	1,300,000	[a]	1,300,000
New York City,
GO Notes (LOC; JPMorgan
Chase Bank)	0.11	6/1/11	2,400,000	[a]	2,400,000
New York City Capital Resource
Corporation, Recovery Zone
Facility Revenue (Arverne by
the Sea Project) (LOC; TD Bank)	0.18	6/7/11	4,800,000	[a]	4,800,000
New York City Housing Development
Corporation, MFHR (Liquidity
Facility; Citibank NA)	0.19	6/7/11	4,700,000	[a,b]	4,700,000
New York City Housing Development
Corporation, MFMR (The Crest
Project) (LOC; Landesbank
Hessen-Thuringen Girozentrale)	0.27	6/7/11	7,000,000	[a]	7,000,000
New York City Industrial
Development Agency, Civic
Facility Revenue (A Very
Special Place, Inc. Project)
(LOC; HSBC Bank USA)	0.30	6/7/11	5,000,000	[a]	5,000,000
New York City Industrial
Development Agency, Civic Facility
Revenue (Birch Wathen Lenox
School Project) (LOC; TD Bank)	0.20	6/7/11	3,600,000	[a]	3,600,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York City Industrial
Development Agency, Civic
Facility Revenue (French
Institute-Alliance Francaise
de New York—Federation of
French Alliances in the United
States Project) (LOC; M&T Trust)	0.26	6/7/11	3,550,000	[a]	3,550,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Heart Share
Human Services of New York,
Roman Catholic Diocese of
Brooklyn Project) (LOC;
HSBC Bank USA)	0.30	6/7/11	6,585,000	[a]	6,585,000
New York City Industrial
Development Agency, IDR
(Allway Tools Inc. Additional
Project) (LOC; Citibank NA)	0.44	6/7/11	1,485,000	[a]	1,485,000
New York City Industrial
Development Agency, IDR (Gary
Plastic Packaging Corporation
Project) (LOC; JPMorgan
Chase Bank)	0.34	6/7/11	2,800,000	[a]	2,800,000
New York City Industrial
Development Agency, IDR
(Linear Lighting Corporation
Project) (LOC; M&T Trust)	1.18	6/7/11	600,000	[a]	600,000
New York City Transitional Finance
Authority, Future Tax Secured
Revenue (Liquidity Facility;
Bank of America)	0.13	6/1/11	4,350,000	[a]	4,350,000
New York City Transitional Finance
Authority, Revenue (New York
City Recovery) (Liquidity
Facility; Bayerische Landesbank)	0.14	6/1/11	5,515,000	[a]	5,515,000
New York Liberty Development
Corporation, Liberty Revenue
(World Trade Center Project)	0.35	2/1/12	15,000,000		15,000,000
New York Liberty Development
Corporation, Recovery Zone
Revenue (3 World Trade
Center Project)	0.42	1/19/12	7,000,000		7,000,000

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York Local Government
Assistance Corporation, GO
Notes (LOC; Landesbank
Hessen-Thuringen Girozentrale)	0.19	6/7/11	4,900,000	[a]	4,900,000
New York State Dormitory
Authority, Revenue (Mount
Saint Mary College) (LOC;
JPMorgan Chase Bank)	0.18	6/7/11	9,925,000	[a]	9,925,000
New York State Housing Finance
Agency, State Personal Income
Tax Revenue (Economic
Development and Housing)
(Liquidity Facility; Citibank NA)	0.18	6/7/11	5,515,000	[a,b]	5,515,000
New York State Mortgage Agency,
Mortgage Revenue (Liquidity
Facility; Citibank NA)	0.23	6/7/11	5,820,000	[a,b]	5,820,000
New York State Thruway Authority,
General Revenue, BAN	4.00	7/15/11	5,135,000		5,157,202
Oneida County Industrial
Development Agency, Civic
Facility Revenue (Mohawk
Valley Community College
Dormitory Corporation Project)
(LOC; Citibank NA)	0.18	6/7/11	7,965,000	[a]	7,965,000
Onondaga County Industrial
Development Agency, IDR (ICM
Controls Corporation Project)
(LOC; M&T Trust)	0.33	6/7/11	3,815,000	[a]	3,815,000
Port Authority of New York and New
Jersey, Equipment Notes	0.24	6/7/11	5,600,000	[a]	5,600,000
Poughkeepsie,
GO Notes, BAN	1.50	3/16/12	3,360,000		3,367,853
Putnam County Industrial
Development Agency, IDR (Broad
Reach, LLC Project) (LOC; RBS
Citizens NA)	0.31	6/7/11	2,585,000	[a]	2,585,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Rockland County Industrial
Development Authority, Revenue
(Northern Manor Multicare
Center, Inc. Project)
(LOC; M&T Trust)	0.28	6/7/11	3,400,000	[a]	3,400,000
Schenectady Industrial Development
Agency, IDR (Fortitech Holding
Corporation Project) (LOC;
Bank of America)	0.60	6/7/11	705,000	[a]	705,000
South Country Central School
District at Brookhaven, GO
Notes, TAN	1.50	6/30/11	3,500,000		3,501,518
Ticonderoga Central School
District, GO Notes, BAN	2.00	6/24/11	2,900,000		2,901,532
Yonkers Industrial Development
Agency, MFHR (Main Street
Lofts Yonkers LLC Project)
(LOC; M&T Trust)	0.35	6/7/11	14,600,000	[a]	14,600,000

Total Investments (cost $257,264,998)			89.7%		257,264,998

Cash and Receivables (Net)			10.3%		29,538,829

Net Assets			100.0%		286,803,827

a Variable rate demand note—rate shown is the interest rate in effect at May 31, 2011. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At May 31, 2011, these securities amounted to $37,035,000 or 12.9% of net assets.

The Fund	11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate Receipt Notes
Assurance Corporation
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National	GO	General Obligation
Mortgage Association
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
F1+,F1		VMIG1,MIG1,P1		SP1+,SP1,A1+,A1	85.1
AAA,AA,Ac		Aaa,Aa,Ac		AAA,AA,Ac	9.1
Not Rated[d]		Not Rated[d]		Not Rated[d]	5.8
					100.0

†	Based on total investments.
c	Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
d	Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.
See notes to financial statements.

The Fund	13

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2011 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	257,264,998	257,264,998
Cash		408,833
Receivable for investment securities sold		29,073,162
Interest receivable		437,809
Prepaid expenses		24,350
		287,209,152
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)		108,287
Payable for shares of Beneficial Interest redeemed		230,019
Accrued expenses		67,019
		405,325
Net Assets ($)		286,803,827
Composition of Net Assets ($):
Paid-in capital		286,803,669
Accumulated net realized gain (loss) on investments		158
Net Assets ($)		286,803,827

Net Asset Value Per Share
	Class A	Class B
Net Assets ($)	175,742,842	111,060,985
Shares Outstanding	175,753,585	111,064,835
Net Asset Value Per Share ($)	1.00	1.00

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2011 (Unaudited)

Investment Income ($):
Interest Income	601,763
Expenses:
Management fee—Note 2(a)	755,385
Shareholder servicing costs—Note 1 and 2(c)	270,024
Distribution and prospectus fees—Note 2(b)	110,982
Professional fees	39,082
Registration fees	20,210
Trustees’ fees and expenses—Note 2(d)	14,225
Custodian fees—Note 2(c)	12,413
Prospectus and shareholders’ reports	7,966
Miscellaneous	11,714
Total Expenses	1,242,001
Less—reduction in expenses due to undertaking—Note 2(a)	(640,124)
Less—reduction in fees due to earnings credits—Note 2(c)	(145)
Net Expenses	601,732
Investment Income—Net	31
Net Realized Gain (Loss) on Investments—Note 1(b) ($)	158
Net Increase in Net Assets Resulting from Operations	189

See notes to financial statements.

The Fund	15

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2011	Year Ended
	(Unaudited)	November 30, 2010
Operations ($):
Investment income—net	31	77
Net realized gain (loss) on investments	158	—
Net Increase (Decrease) in Net Assets
Resulting from Operations	189	77
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(11)	(28)
Class B Shares	(20)	(49)
Total Dividends	(31)	(77)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A Shares	142,546,435	367,478,168
Class B Shares	159,103,270	389,045,015
Dividends reinvested:
Class A Shares	11	28
Class B Shares	20	49
Cost of shares redeemed:
Class A Shares	(156,540,438)	(468,318,400)
Class B Shares	(162,642,414)	(434,154,671)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(17,533,116)	(145,949,811)
Total Increase (Decrease) in Net Assets	(17,532,958)	(145,949,811)
Net Assets ($):
Beginning of Period	304,336,785	450,286,596
End of Period	286,803,827	304,336,785

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
	May 31, 2011		Year Ended November 30,
Class A Shares	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.000[a]	.004	.021	.030	.028
Distributions:
Dividends from
investment income—net	(.000)[a]	(.000)[a]	(.004)	(.021)	(.030)	(.028)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.00[b,c]	.00[b]	.37	2.13	3.08	2.79
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.67[c]	.67	.66	.61	.66	.66
Ratio of net expenses
to average net assets	.40[c]	.38	.63	.60	.66	.66
Ratio of net investment income
to average net assets	.00[b,c]	.00[b]	.37	2.01	3.02	2.75
Net Assets, end of period
($ x 1,000)	175,743 189,737		290,576	370,719	295,960	280,041

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.
c	Annualized.
See notes to financial statements.

The Fund	17

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
	May 31, 2011		Year Ended November 30,
Class B Shares	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.000[a]	.001	.017	.027	.024
Distributions:
Dividends from
investment income—net	(.000)[a]	(.000)[a]	(.001)	(.017)	(.027)	(.024)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.00[b,c]	.00[b]	.09	1.73	2.74	2.43
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.08[c]	1.07	1.10	1.06	1.08	1.07
Ratio of net expenses
to average net assets	.40[c]	.38	.92	1.00	1.00	1.00
Ratio of net investment income
to average net assets	.00[b,c]	.00[b]	.08	1.65	2.69	2.40
Net Assets, end of period
($ x 1,000)	111,061 114,600		159,710	222,877	135,111	77,527

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.
c	Annualized.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

General NewYork Municipal Money Market Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company. The fund’s investment objective is to maximize current income exempt from federal, New York state and New York city personal income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary ofThe Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in the following classes of shares: Class A and Class B. Class A and Class B shares are identical except for the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Class B shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and Class A and Class B shares are subject to a Shareholder Services Plan. In addition, Class B shares are charged directly for sub-accounting services provided by Service Agents (a securities dealer, financial institution or other industry professional) at an annual rate of .05% of the value of the average daily net assets of Class B shares. During the period ended May 31, 2011, sub-accounting service fees amounted to $27,445 for Class B shares and are included in Shareholder servicing costs in the Statement of Operations. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2011 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	257,264,998
Level 3—Significant Unobservable Inputs	—
Total	257,264,998
† See Statement of Investments for additional detailed categorizations.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

earned from settlement date and recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended November 30, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2010 was all tax exempt income. The tax character of current year distributions will be determined at the end of the current fiscal year.

At May 31, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed 1 1 / 2 % of the value of the fund’s average daily net assets, the fund may deduct from payments to be made to the Manager, or the Manager will bear, such excess expense. During the period ended May 31, 2011, there was no expense reimbursement pursuant to the Agreement.

The Manager has undertaken to reimburse expenses in the event that current yields drop below a certain level. Such expense limitations may fluctuate daily, are voluntary and not contractual and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $264,788 for Class A and $375,336 for Class B shares during the period ended May 31, 2011.

(b) Under the Distribution Plan with respect to Class B (“Distribution Plan”), adopted pursuant to Rule 12b-1 under the Act, Class B shares bear directly the cost of preparing, printing and distributing prospectuses and statements of additional information and of implementing

The Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

and operating the Distribution Plan, such aggregate amount not to exceed in any fiscal year of the fund the greater of $100,000 or .005% of the average daily net assets of Class B shares. In addition, Class B shares reimburse the Distributor for payments made to third parties for distributing their shares at an annual rate not to exceed .20% of the value of the average daily net assets of Class B shares. During the period ended May 31, 2011, Class B shares were charged $110,982 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan with respect to Class A (“Class A Shareholder Services Plan”), Class A shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of the average daily net assets of Class A shares for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2011, Class A shares were charged $66,376 pursuant to the Class A Shareholder Services Plan.

Under the Shareholder Services Plan with respect to Class B (“Class B Shareholder Services Plan”), Class B shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of Class B shares for servicing shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class B shares and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents in respect of their services. The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2011, Class B shares were charged $137,224 pursuant to the Class B shares Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended May 31, 2011, the fund was charged $25,801 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended May 31, 2011, the fund was charged $2,572 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $145.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended May 31, 2011, the fund was charged $12,413 pursuant to the custody agreement.

During the period ended May 31, 2011, the fund was charged $3,146 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $125,873, Rule 12b-1 distribution plan fees $18,082, shareholder services plan fees $38,124, custodian fees $13,940, chief compliance

The Fund	25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

officer fees $3,006 and transfer agency per account fees $7,890, which are offset against an expense reimbursement currently in effect in the amount of $98,628.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

The fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board ofTrustees.The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Trustees and/or common officers, complies with Rule 17a-7 of the Act. During the period ended May 31, 2011, the fund engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act amounting to $117,825,000 and $110,550,000, respectively.

NOTES

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and        Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

3

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

4

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General New York Municipal Money Market Fund

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date: July 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date: July 25, 2011

By: /s/ James Windels
James Windels, Treasurer
Date: July 25, 2011

5

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)

6